Document and Entity Information	6 Months Ended
Jun. 30, 2016 shares
Document and Entity Information:
Entity Registrant Name	BIOTRICITY INC.
Document Type	S-1
Document Period End Date	Jun. 30, 2016
Trading Symbol	btcy
Amendment Flag	false
Entity Central Index Key	0001630113
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	15,876,947
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY